Schedule of Investments (unaudited)	iShares® MSCI India ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Bharat Electronics Ltd.	27,751,208	$98,637,207
Hindustan Aeronautics Ltd., NVS	1,523,316	90,801,580
		189,438,787
Automobile Components — 1.9%
Balkrishna Industries Ltd.	587,087	21,487,994
Bharat Forge Ltd.	1,944,282	36,236,019
Bosch Ltd.	54,729	19,928,054
MRF Ltd.	17,658	26,560,841
Samvardhana Motherson International Ltd.	20,537,355	37,355,830
Sona Blw Precision Forgings Ltd.(a)	3,117,018	24,353,131
Tube Investments of India Ltd.	807,611	34,629,695
		200,551,564
Automobiles — 7.3%
Bajaj Auto Ltd.	508,804	55,414,349
Eicher Motors Ltd.	1,039,431	58,998,166
Hero MotoCorp Ltd.	910,743	55,940,730
Mahindra & Mahindra Ltd.	7,081,485	212,651,835
Maruti Suzuki India Ltd.	1,074,187	159,830,960
Tata Motors Ltd.	12,618,335	139,786,492
Tata Motors Ltd., Class A	3,474,987	25,808,939
TVS Motor Co. Ltd.	1,803,587	47,156,280
		755,587,751
Banks — 16.3%
AU Small Finance Bank Ltd.(a)	2,737,901	21,459,641
Axis Bank Ltd.	16,953,698	236,354,988
Bandhan Bank Ltd.(a)	5,844,356	13,207,291
Bank of Baroda	7,853,313	24,990,156
Canara Bank	13,465,248	19,035,288
HDFC Bank Ltd.	21,342,332	392,033,855
ICICI Bank Ltd.	39,108,126	525,653,747
IDFC First Bank Ltd.(b)	26,304,306	24,121,397
IndusInd Bank Ltd.	2,186,616	38,336,993
Kotak Mahindra Bank Ltd.	8,301,770	167,397,515
Punjab National Bank.	16,721,544	25,984,297
State Bank of India	13,552,730	135,031,731
Union Bank of India Ltd.	11,623,899	22,345,410
Yes Bank Ltd.(b)	107,400,532	29,648,258
		1,675,600,567
Beverages — 0.9%
United Spirits Ltd.	2,209,117	30,757,955
Varun Beverages Ltd.	3,453,127	59,083,630
		89,841,585
Building Products — 0.3%
Astral Ltd.	1,019,782	25,651,044

Capital Markets — 0.3%
HDFC Asset Management Co. Ltd.(a)	729,414	33,963,887

Chemicals — 2.6%
Asian Paints Ltd.	2,913,178	100,749,637
PI Industries Ltd.	576,894	24,499,659
Pidilite Industries Ltd.	1,158,481	41,252,422
Solar Industries India Ltd.	195,651	21,963,822
SRF Ltd.	1,125,332	29,864,181
Supreme Industries Ltd.	482,236	30,564,428
UPL Ltd.	3,419,624	20,856,678
		269,750,827
Commercial Services & Supplies — 0.2%
Indian Railway Catering & Tourism Corp. Ltd.	1,822,310	22,312,193

Security	Shares	Value

Construction & Engineering — 2.2%
Larsen & Toubro Ltd.	5,114,464	$225,087,868

Construction Materials — 2.1%
Ambuja Cements Ltd.	4,522,932	34,368,414
Grasim Industries Ltd.	1,999,867	55,620,488
Shree Cement Ltd.	68,478	20,252,247
UltraTech Cement Ltd.	876,760	104,249,677
		214,490,826
Consumer Finance — 3.3%
Bajaj Finance Ltd.	2,114,882	169,786,045
Cholamandalam Investment and Finance Co. Ltd.	3,188,891	47,474,205
Muthoot Finance Ltd.	914,432	18,469,469
SBI Cards & Payment Services Ltd.	2,166,172	17,988,282
Shriram Finance Ltd.	2,139,993	60,452,470
Sundaram Finance Ltd.	438,301	22,513,589
		336,684,060
Consumer Staples Distribution & Retail — 0.6%
Avenue Supermarts Ltd.(a)(b)	1,235,213	63,748,105

Diversified Telecommunication Services — 0.4%
Indus Towers Ltd.(b)	6,000,891	25,029,099
Tata Communications Ltd.	865,525	18,467,192
		43,496,291
Electric Utilities — 2.1%
Power Grid Corp. of India Ltd.	35,309,316	131,385,537
Tata Power Co. Ltd. (The)	10,917,803	57,250,025
Torrent Power Ltd.	1,248,570	22,464,051
		211,099,613
Electrical Equipment — 2.1%
ABB India Ltd.	402,183	40,071,356
Bharat Heavy Electricals Ltd.	7,932,022	28,477,901
CG Power and Industrial Solutions Ltd.	4,638,627	35,748,934
Havells India Ltd.	1,903,337	43,486,142
Polycab India Ltd.	398,273	32,267,459
Suzlon Energy Ltd.(b)	69,555,882	39,854,047
		219,905,839
Financial Services — 2.9%
Bajaj Finserv Ltd.	2,907,437	53,314,447
Bajaj Holdings & Investment Ltd.	202,770	19,331,220
Jio Financial Services Ltd., NVS(b)	21,707,952	89,741,809
Power Finance Corp. Ltd.	11,275,801	66,679,785
REC Ltd.	9,996,895	64,527,803
		293,595,064
Food Products — 2.0%
Britannia Industries Ltd.(b)	822,944	51,118,621
Marico Ltd.	3,930,476	28,024,311
Nestle India Ltd., NVS	2,562,237	72,309,747
Tata Consumer Products Ltd.	4,340,828	55,219,423
		206,672,102
Gas Utilities — 0.4%
GAIL India Ltd.	17,473,803	42,861,742
Indraprastha Gas Ltd.	9,042	47,971
		42,909,713
Ground Transportation — 0.2%
Container Corp. of India Ltd.	1,850,507	23,883,698

Health Care Providers & Services — 1.0%
Apollo Hospitals Enterprise Ltd.	764,194	53,544,118
Max Healthcare Institute Ltd.	5,903,638	53,266,535
		106,810,653

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.6%
Indian Hotels Co. Ltd., Class A	6,484,464	$43,400,519
Jubilant Foodworks Ltd.	2,759,799	16,360,252
Zomato Ltd.(b)	50,159,426	107,938,128
		167,698,899
Independent Power and Renewable Electricity Producers — 2.9%
Adani Green Energy Ltd.(b)	2,405,471	55,147,856
Adani Power Ltd.(b)	5,857,145	53,174,307
JSW Energy Ltd.	2,594,536	19,053,873
NHPC Ltd., NVS.	19,435,805	24,972,551
NTPC Ltd.	33,131,666	142,618,646
		294,967,233
Industrial Conglomerates — 0.6%
Siemens Ltd.	675,931	56,504,360

Insurance — 1.8%
HDFC Life Insurance Co. Ltd.(a)	7,349,525	48,477,030
ICICI Lombard General Insurance Co. Ltd.(a)	1,685,900	31,982,423
ICICI Prudential Life Insurance Co. Ltd.(a)	2,663,465	17,430,520
PB Fintech Ltd.(b)	2,176,117	33,745,342
SBI Life Insurance Co. Ltd.(a)	3,421,835	56,871,152
		188,506,467
Interactive Media & Services — 0.4%
Info Edge India Ltd.	540,291	36,924,454

IT Services — 10.1%
HCL Technologies Ltd.	7,211,280	114,644,272
Infosys Ltd.	25,213,681	427,399,954
LTIMindtree Ltd.(a)	674,565	38,080,719
Mphasis Ltd.	573,941	15,743,985
Persistent Systems Ltd., NVS	760,272	31,077,212
Tata Consultancy Services Ltd.	6,867,895	302,647,010
Tech Mahindra Ltd.	4,078,985	60,280,806
Wipro Ltd.	9,918,475	52,089,129
		1,041,963,087
Life Sciences Tools & Services — 0.5%
Divi’s Laboratories Ltd.	907,067	46,858,268

Machinery — 0.8%
Ashok Leyland Ltd.	11,147,870	29,964,727
Cummins India Ltd.	1,052,372	44,866,851
Thermax Ltd.	169,971	11,005,391
		85,836,969
Metals & Mining — 3.8%
APL Apollo Tubes Ltd.	1,264,339	22,789,409
Hindalco Industries Ltd.	10,237,693	84,812,868
Jindal Stainless Ltd.	1,918,000	18,233,020
Jindal Steel & Power Ltd.	2,710,783	33,431,208
JSW Steel Ltd.	4,641,970	49,072,758
NMDC Ltd.	7,788,462	24,345,067
Tata Steel Ltd.	56,857,422	114,051,283
Vedanta Ltd.	8,443,293	45,461,506
		392,197,119
Oil, Gas & Consumable Fuels — 10.4%
Bharat Petroleum Corp. Ltd.	5,764,733	43,385,922
Coal India Ltd.	11,698,237	68,897,639
Hindustan Petroleum Corp. Ltd.	4,308,424	27,742,999
Indian Oil Corp. Ltd.	21,444,664	41,768,164
Oil & Natural Gas Corp. Ltd.	23,916,579	75,948,838

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petronet LNG Ltd.	5,694,678	$20,323,990
Reliance Industries Ltd.	23,117,091	793,052,223
		1,071,119,775
Passenger Airlines — 0.6%
InterGlobe Aviation Ltd.(a)(b)	1,318,804	66,183,637

Personal Care Products — 2.7%
Colgate-Palmolive India Ltd.	1,032,591	32,896,765
Dabur India Ltd.	4,047,827	26,435,960
Godrej Consumer Products Ltd.	3,106,413	47,376,386
Hindustan Unilever Ltd.	6,244,038	174,269,775
		280,978,886
Pharmaceuticals — 3.5%
Aurobindo Pharma Ltd.	2,002,037	28,461,752
Cipla Ltd.	3,984,606	69,216,431
Dr. Reddy’s Laboratories Ltd.	886,559	61,584,521
Lupin Ltd.	1,729,900	32,843,935
Mankind Pharma Ltd.(b)	743,311	19,054,461
Sun Pharmaceutical Industries Ltd.	7,287,161	127,623,240
Torrent Pharmaceuticals Ltd.	770,930	24,932,103
		363,716,443
Real Estate Management & Development — 1.5%
DLF Ltd.	5,638,371	55,229,561
Godrej Properties Ltd.(b)	950,008	31,736,048
Macrotech Developers Ltd.	2,257,817	37,325,484
Phoenix Mills Ltd. (The)	729,502	27,089,577
		151,380,670
Software — 0.2%
Tata Elxsi Ltd.	260,035	21,678,418

Specialty Retail — 0.7%
Trent Ltd.	1,376,543	75,300,242

Textiles, Apparel & Luxury Goods — 1.2%
Page Industries Ltd.	46,544	20,081,627
Titan Co. Ltd.	2,696,301	104,916,278
		124,997,905
Tobacco — 1.1%
ITC Ltd.	22,750,593	116,343,917

Trading Companies & Distributors — 0.5%
Adani Enterprises Ltd.	1,298,321	53,121,745

Transportation Infrastructure — 0.9%
Adani Ports & Special Economic Zone Ltd.	4,009,738	69,187,198
GMR Airports Infrastructure Ltd.(b)	18,332,959	18,620,650
		87,807,848
Wireless Telecommunication Services — 2.8%
Bharti Airtel Ltd.	17,214,912	283,475,361

Total Investments — 99.5%
(Cost: $6,401,356,202)		10,258,643,740

Other Assets Less Liabilities — 0.5%		53,699,551

Net Assets—100.0%		$10,312,343,291

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$6,250,473	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	895	06/27/24	$40,672	$(4,506)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$132,233,854	$10,126,409,886	$—	$10,258,643,740

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(4,506)	$—	$(4,506)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

4